Life Insurance Operations (Tables)	6 Months Ended
Sep. 30, 2021
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income
Life insurance premiums and r
e
lated investment income for the six and three months ended September 30, 2020 and 2021 consist of the following:

	Millions of yen
	Six months ended September 30, 2020	Six months ended September 30, 2021
Life insurance premiums	¥191,000	¥208,475
Life insurance related investment income*	42,751	24,322

	¥233,751	¥232,797

*   Life insurance related investment income for the six months ended September 30, 2020 and 2021 include net unrealized holding gains of ¥36,951 million and ¥9,689 million on equity securities held as of September 30, 2020 and 2021, respectively.

	Millions of yen
	Three months ended September 30, 2020	Three months ended September 30, 2021
Life insurance premiums	¥101,349	¥110,822
Life insurance related investment income*	16,279	13,877

	¥117,628	¥124,699

*   Life insurance related investment income for the three months ended September 30, 2020 and 2021 include net unrealized holding gains of ¥12,432 million and ¥5,543 million on equity securities held as of September 30, 2020 and 2021, respectively.

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums
Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the six and three months ended September 30, 2020 and 2021, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Six months ended September 30, 2020	Six months ended September 30, 2021
Reinsurance benefits	¥1,163	¥852
Reinsurance premiums	(2,526)	(2,226)

	Millions of yen
	Three months ended September 30, 2020	Three months ended September 30, 2021
Reinsurance benefits	¥333	¥507
Reinsurance premiums	(1,170)	(1,097)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the six and three months ended September 30, 2020 and 2021 are mainly as follows:
	Millions of yen
	Six months ended September 30, 2020	Six months ended September 30, 2021
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥39,900	¥10,863
Net gains or losses from derivative contracts :	(6,010)	(1,161)
Futures	(5,460)	(1,123)
Foreign exchange contracts	39	(38)
Options held	(589)	0

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(4,670)	¥(40,285)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	22,111	47,016
Changes in the fair value of the reinsurance contracts	9,144	733

	Millions of yen
	Three months ended September 30, 2020	Three months ended September 30, 2021
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥12,984	¥5,592
Net gains or losses from derivative contracts :	(1,544)	(878)
Futures	(1,499)	(863)
Foreign exchange contracts	16	(15)
Options held	(61)	0

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(5,533)	¥(18,353)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	12,883	21,525
Changes in the fair value of the reinsurance contracts	1,792	314